UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of May 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2010.

JPMorgan Realty Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.3%
Financials — 98.6%
	Diversified — 13.8%
98	Colonial Properties Trust	1,479
83	Digital Realty Trust, Inc.	4,706
136	Duke Realty Corp.	1,614
75	DuPont Fabros Technology, Inc.	1,912
183	Lexington Realty Trust	1,134
96	Liberty Property Trust	2,944
120	Vornado Realty Trust	9,314
58	Washington Real Estate Investment Trust	1,694

		24,797
	Forestry/Paper — 0.2%
10	Plum Creek Timber Co., Inc.	359

	Health Care — 13.1%
140	HCP, Inc.	4,465
89	Health Care REIT, Inc.	3,839
50	Healthcare Realty Trust, Inc.	1,136
123	Nationwide Health Properties, Inc.	4,369
112	Omega Healthcare Investors, Inc.	2,216
200	Senior Housing Properties Trust	4,168
70	Ventas, Inc.	3,300

		23,493
	Hotels — 6.9%
115	DiamondRock Hospitality Co. (a)	1,051
511	Host Hotels & Resorts, Inc.	7,290
86	LaSalle Hotel Properties	1,939
435	Strategic Hotels & Resorts, Inc. (a)	2,131

		12,411
	Industrial — 4.8%
138	AMB Property Corp. (m)	3,584
441	ProLogis	5,014

		8,598
	Multifamily — 18.8%
83	American Campus Communities, Inc.	2,227
156	Apartment Investment & Management Co., Class A	3,220
77	Associated Estates Realty Corp.	1,050
40	AvalonBay Communities, Inc.	3,967
66	BRE Properties, Inc.	2,717
60	Camden Property Trust	2,747
27	Equity Lifestyle Properties, Inc.	1,397
206	Equity Residential	9,311
24	Essex Property Trust, Inc.	2,489
56	Home Properties, Inc.	2,728
6	Mid-America Apartment Communities, Inc.	351
80	UDR, Inc.	1,616

		33,820
	Office — 11.5%
24	Alexandria Real Estate Equities, Inc.	1,571
135	BioMed Realty Trust, Inc.	2,304
109	Boston Properties, Inc.	8,339
238	Brandywine Realty Trust	2,759
67	Highwoods Properties, Inc.	1,984
53	Mack-Cali Realty Corp.	1,763
30	SL Green Realty Corp.	1,862

		20,582
	Regional Malls — 13.6%
41	Macerich Co. (The)	1,715
199	Pennsylvania Real Estate Investment Trust	2,749
236	Simon Property Group, Inc.	20,071

		24,535
	Retail — 4.6%
52	Federal Realty Investment Trust	3,835
121	Regency Centers Corp.	4,460

		8,295
	Shopping Centers — 6.0%
46	Excel Trust, Inc. (a)	565
333	Kimco Realty Corp.	4,756
61	National Retail Properties, Inc.	1,337
57	Tanger Factory Outlet Centers	2,387
87	Weingarten Realty Investors	1,823

		10,868
	Storage — 5.3%
103	Public Storage	9,512

	Total Financials	177,270
Telecommunication Services — 0.7%
	Wireless Telecommunication Services — 0.7%
32	American Tower Corp., Class A (a)	1,302

	Total Common Stocks (Cost $141,319)	178,572
Short-Term Investment — 1.3%
	Investment Company — 1.3%
2,274	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $2,274)	2,274
	Total Investments — 100.6% (Cost $143,593)	180,846
	Liabilities in Excess of Other Assets — (0.6)%	(1,017)
	NET ASSETS — 100.0%	$179,829

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$37,810
Aggregate gross unrealized depreciation	(557)
Net unrealized appreciation/depreciation	$37,253
Federal income tax cost of investments	$143,593

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$180,846	$—	$—	$180,846

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

Undiscovered Managers Behavioral Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.1%
	Consumer Discretionary — 35.5%
	Auto Components — 1.6%
63	Gentex Corp.	1,234

	Diversified Consumer Services — 2.3%
34	Coinstar, Inc. (a)	1,803

	Hotels, Restaurants & Leisure — 1.8%
114	Pinnacle Entertainment, Inc. (a)	1,376

	Household Durables — 3.6%
45	Tempur-Pedic International, Inc. (a)	1,504
30	Tupperware Brands Corp.	1,270

		2,774
	Internet & Catalog Retail — 3.7%
50	HSN, Inc. (a)	1,340
68	NutriSystem, Inc.	1,504

		2,844
	Multiline Retail — 1.8%
83	99 Cents Only Stores (a)	1,273
4	Big Lots, Inc. (a)	127

		1,400
	Specialty Retail — 12.6%
71	Finish Line, Inc. (The), Class A	1,189
27	Guess?, Inc.	1,029
36	J Crew Group, Inc. (a)	1,634
25	Jo-Ann Stores, Inc. (a)	1,124
18	Tractor Supply Co.	1,220
67	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,711
58	Williams-Sonoma, Inc.	1,730

		9,637
	Textiles, Apparel & Luxury Goods — 8.1%
47	Carter's, Inc. (a)	1,448
138	Crocs, Inc. (a)	1,430
12	Deckers Outdoor Corp. (a)	1,737
42	Skechers U.S.A., Inc., Class A (a)	1,579

		6,194
	Total Consumer Discretionary	27,262
	Consumer Staples — 7.5%
	Food & Staples Retailing — 3.3%
63	Whole Foods Market, Inc. (a)	2,539

	Food Products — 4.2%
128	Del Monte Foods Co.	1,868
29	TreeHouse Foods, Inc. (a)	1,355

		3,223
	Total Consumer Staples	5,762
	Health Care — 10.7%
	Biotechnology — 2.3%
36	Alexion Pharmaceuticals, Inc. (a)	1,796

	Health Care Equipment & Supplies — 7.1%
74	Align Technology, Inc. (a)	1,100
40	ArthroCare Corp. (a)	1,179
76	ev3, Inc. (a)	1,432
39	Thoratec Corp. (a)	1,702

		5,413
	Health Care Technology — 1.3%
51	Eclipsys Corp. (a)	977

	Total Health Care	8,186
	Industrials — 4.4%
	Air Freight & Logistics — 1.4%
21	Atlas Air Worldwide Holdings, Inc. (a)	1,072

	Commercial Services & Supplies — 1.4%
40	EnerNOC, Inc. (a)	1,132

	Electrical Equipment — 1.6%
60	Polypore International, Inc. (a)	1,218

	Total Industrials	3,422
	Information Technology — 39.6%
	Communications Equipment — 7.8%
77	Acme Packet, Inc. (a)	2,263
169	ADC Telecommunications, Inc. (a)	1,399
31	DG FastChannel, Inc. (a)	1,308
46	NETGEAR, Inc. (a)	1,042

		6,012
	Computers & Peripherals — 1.7%
35	Lexmark International, Inc., Class A (a)	1,296

	Electronic Equipment, Instruments & Components — 3.6%
46	Coherent, Inc. (a)	1,620
75	Sanmina-SCI Corp. (a)	1,141

		2,761
	Internet Software & Services — 2.0%
30	MercadoLibre, Inc. (a)	1,566

	IT Services — 1.1%
37	Unisys Corp. (a)	849

	Semiconductors & Semiconductor Equipment — 16.0%
138	Applied Micro Circuits Corp. (a)	1,521
49	Atheros Communications, Inc. (a)	1,659
105	Cirrus Logic, Inc. (a)	1,497
92	Cypress Semiconductor Corp. (a)	1,051
126	Kulicke & Soffa Industries, Inc. (a)	879
61	NetLogic Microsystems, Inc. (a)	1,749
152	PMC-Sierra, Inc. (a)	1,234
106	Teradyne, Inc. (a)	1,160
51	Varian Semiconductor Equipment Associates, Inc. (a)	1,570

		12,320
	Software — 7.4%
34	Rovi Corp. (a)	1,251
53	Sybase, Inc. (a)	3,377
88	Take-Two Interactive Software, Inc. (a)	1,013

		5,641
	Total Information Technology	30,445
	Materials — 1.4%
	Chemicals — 1.4%
104	PolyOne Corp. (a)	1,043

	Total Common Stocks (Cost $64,237)	76,120
Short-Term Investment — 1.1%
	Investment Company — 1.1%
806	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (Cost $806)	806
	Total Investments — 100.2% (Cost $65,043)	76,926
	Liabilities in Excess of Other Assets — (0.2)%	(139)
	NET ASSETS — 100.0%	$76,787

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2010.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$13,884
Aggregate gross unrealized depreciation	(2,001)
Net unrealized appreciation/depreciation	$11,883
Federal income tax cost of investments	$65,043

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$76,926	$–	$–	$76,926

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.5%
	Consumer Discretionary — 10.5%
	Diversified Consumer Services — 1.6%
19	Career Education Corp. (a)	521

	Hotels, Restaurants & Leisure — 5.3%
14	CEC Entertainment, Inc. (a)	568
34	Shuffle Master, Inc. (a)	279
114	Wendy's/Arby's Group, Inc., Class A	516
17	Wyndham Worldwide Corp.	389

		1,752
	Specialty Retail — 2.2%
30	Rent-A-Center, Inc. (a)	734

	Textiles, Apparel & Luxury Goods — 1.4%
9	Columbia Sportswear Co.	461

	Total Consumer Discretionary	3,468
	Consumer Staples — 7.2%
	Food Products — 6.0%
39	Chiquita Brands International, Inc. (a)	478
43	Del Monte Foods Co.	619
9	McCormick & Co., Inc. (Non-Voting)	332
10	Sanderson Farms, Inc.	543

		1,972
	Personal Products — 1.2%
52	Prestige Brands Holdings, Inc. (a)	404

	Total Consumer Staples	2,376
	Energy — 7.6%
	Energy Equipment & Services — 3.3%
70	Newpark Resources, Inc. (a)	450
40	Pioneer Drilling Co. (a)	239
41	Tetra Technologies, Inc. (a)	410

		1,099
	Oil, Gas & Consumable Fuels — 4.3%
55	McMoRan Exploration Co. (a)	589
22	Southern Union Co.	475
29	Tesoro Corp.	338

		1,402
	Total Energy	2,501
	Financials — 29.5%
	Capital Markets — 5.6%
50	Apollo Investment Corp.	517
30	Investment Technology Group, Inc. (a)	503
39	Knight Capital Group, Inc., Class A (a)	574
15	optionsXpress Holdings, Inc. (a)	236

		1,830
	Commercial Banks — 8.5%
50	Bancorp, Inc. (The) (a)	402
48	Boston Private Financial Holdings, Inc.	348
8	City Holding Co.	247
66	First California Financial Group, Inc. (a)	195
42	Investors Bancorp, Inc. (a)	572
52	Marshall & Ilsley Corp.	423
48	Mercantile Bank Corp.	284
43	Nara Bancorp, Inc. (a)	324

		2,795
	Insurance — 1.7%
76	CNO Financial Group, Inc. (a)	425
13	Presidential Life Corp.	135

		560
	Real Estate Investment Trusts (REITs) — 13.3%
88	Anworth Mortgage Asset Corp.	595
91	CapLease, Inc.	467
30	Chatham Lodging Trust (a)	545
19	Colony Financial, Inc.	353
33	Franklin Street Properties Corp.	412
35	Inland Real Estate Corp.	295
88	MFA Financial, Inc.	646
26	Pebblebrook Hotel Trust (a)	538
29	Starwood Property Trust, Inc.	536

		4,387
	Thrifts & Mortgage Finance — 0.4%
9	First Niagara Financial Group, Inc.	116

	Total Financials	9,688
	Health Care — 8.9%
	Health Care Providers & Services — 6.4%
54	Health Management Associates, Inc., Class A (a)	499
38	Health Net, Inc. (a)	947
27	inVentiv Health, Inc. (a)	665

		2,111
	Pharmaceuticals — 2.5%
14	Par Pharmaceutical Cos., Inc. (a)	397
35	ViroPharma, Inc. (a)	422

		819
	Total Health Care	2,930
	Industrials — 7.8%
	Aerospace & Defense — 1.0%
12	BE Aerospace, Inc. (a)	328

	Commercial Services & Supplies — 1.4%
72	EnergySolutions, Inc.	453

	Construction & Engineering — 1.1%
38	Dycom Industries, Inc. (a)	378

	Machinery — 1.5%
23	Terex Corp. (a)	503

	Trading Companies & Distributors — 2.8%
54	RSC Holdings, Inc. (a)	395
42	United Rentals, Inc. (a)	513

		908
	Total Industrials	2,570
	Information Technology — 16.7%
	Communications Equipment — 1.2%
14	Adtran, Inc.	395

	Electronic Equipment, Instruments & Components — 2.5%
29	MTS Systems Corp.	836

	Internet Software & Services — 2.3%
64	ValueClick, Inc. (a)	741

	IT Services — 5.1%
38	Broadridge Financial Solutions, Inc.	732
54	Convergys Corp. (a)	585
14	Gartner, Inc. (a)	352

		1,669
	Software — 5.6%
19	ACI Worldwide, Inc. (a)	363
15	Fair Isaac Corp.	355
22	Informatica Corp. (a)	555
69	Lawson Software, Inc. (a)	568

		1,841
	Total Information Technology	5,482
	Materials — 4.0%
	Chemicals — 1.5%
17	Celanese Corp., Class A	499

	Metals & Mining — 2.5%
25	Commercial Metals Co.	383
17	RTI International Metals, Inc. (a)	437

		820
	Total Materials	1,319
	Utilities — 7.3%
	Electric Utilities — 5.0%
37	Allegheny Energy, Inc.	753
15	DPL, Inc.	375
17	UniSource Energy Corp.	516

		1,644
	Gas Utilities — 2.3%
30	Piedmont Natural Gas Co., Inc.	768

	Total Utilities	2,412
	Total Common Stocks (Cost $25,673)	32,746
	Total Investments — 99.5% (Cost $25,673)	32,746
	Other Assets in Excess of Liabilities — 0.5%	149
	NET ASSETS — 100.0%	$32,895

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$8,636
Aggregate gross unrealized depreciation	(1,563)
Net unrealized appreciation/depreciation	$7,073
Federal income tax cost of investments	$25,673

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$32,746	$–	$–	$32,746

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for the industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2010

By:

/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

July 28, 2010